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<FILENAME>d13fhr.txt
REPORT FOR THE CALENDAR QUARTER, ENDED June 30, 2007

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended June 30, 2007

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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                   GOOD HOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2007.

                                    Good Hope Advisers, LLC
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                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                         1
Form 13 F Information Table Entry Total:         5,571,958
Form 13 F Information Table Value Total: 244,118 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AMERICAN INTERNATIONAL GROUP W CALL             026874107       48      570 SH       SOLE                    570        0        0
D GENERAL ELECTRIC CO GE JAN 37. CALL             369604103    16382    58300 SH       SOLE                  58300        0        0
D WALGREENS CO WAG  JAN 50.00 CA CALL             931422109      204     2920 SH       SOLE                   2920        0        0
D AMPHENOL CORP NEW              CL A             032095101    11630   326232 SH       SOLE                 326232        0        0
D ANALOG DEVICES INC             COM              032654105     6685   177600 SH       SOLE                 177600        0        0
D CVS CORP                       COM              126650100     7670   210412 SH       SOLE                 210412        0        0
D CITIGROUP INC                  COM              172967101    25106   489500 SH       SOLE                 489500        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    13183   465157 SH       SOLE                 465157        0        0
D COMCAST CORP NEW               CL A             20030N101    13098   465800 SH       SOLE                 465800        0        0
D DOMINION RES INC VA NEW        COM              25746U109    12619   146200 SH       SOLE                 146200        0        0
D ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     3439    79300 SH       SOLE                  79300        0        0
D GENERAL ELECTRIC CO            COM              369604103    23454   612700 SH       SOLE                 612700        0        0
D INTL SECS EXCHANGE HLDGS INC   CL A             46031W204      320     4900 SH       SOLE                   4900        0        0
D ISHARES TR                     20+ YR TRS BD    464287432     4257    50000 SH       SOLE                  50000        0        0
D KROGER CO                      COM              501044101     4169   148200 SH       SOLE                 148200        0        0
D LINEAR TECHNOLOGY CORP         COM              535678106     3213    88800 SH       SOLE                  88800        0        0
D MANOR CARE INC NEW             COM              564055101     4890    74900 SH       SOLE                  74900        0        0
D MIRANT CORP NEW                COM              60467R100     3071    71994 SH       SOLE                  71994        0        0
D NALCO HOLDING COMPANY          COM              62985Q101    14241   518800 SH       SOLE                 518800        0        0
D PARKER HANNIFIN CORP           COM              701094104     4119    42073 SH       SOLE                  42073        0        0
D PFIZER INC                     COM              717081103     5753   225000 SH       SOLE                 225000        0        0
D RAYTHEON CO                    COM NEW          755111507    13014   241500 SH       SOLE                 241500        0        0
D ROCKWELL COLLINS INC           COM              774341101     4288    60700 SH       SOLE                  60700        0        0
D ST JUDE MED INC                COM              790849103     7738   186500 SH       SOLE                 186500        0        0
D 3M CO                          COM              88579Y101    10120   116600 SH       SOLE                 116600        0        0
D WALGREEN CO                    COM              931422109    18509   425100 SH       SOLE                 425100        0        0
D WILLIAMS COS INC DEL           COM              969457100     3124    98800 SH       SOLE                  98800        0        0
D WYETH                          COM              983024100     9106   158800 SH       SOLE                 158800        0        0
D YAHOO INC                      COM              984332106      667    24600 SH       SOLE                  24600        0        0
S REPORT SUMMARY                 29 DATA RECORDS  244118   5571958      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED